Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses are comprised of the following:

	June 30, 2025	December 31, 2024
(In $ millions)
Accrued goods and services received, not invoiced	13.7	14.2
Accrued payroll and bonus	7.9	13.2
Other accrued expenses (1)	43.4	40.6
Total	65.0	68.0
(1) Other accrued expenses include professional fees, management fees and other accrued expenses related to rig operations.